LICENSES (Details Narrative) - USD ($)			9 Months Ended
	May 01, 2021	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License term description	The term of the license is for 12 months with an automatic renewal for an additional 12 months. The license will be amortized over the term of 24 months, using the straight line method. Amortization expensed for the nine months ended September 30, 2021 and 2020 is $1,042 and $0, respectively.
Amortization expense			$ 1,042	$ 0
Gold Transactions International, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, amount		$ 6,000,000
Shares issued, shares		6,000,000
Alt 5 Sigma Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License Amount Paid	$ 5,000
Stock Purchase Agreement [Member] | Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued, amount		$ 6,000,000
Shares issued, shares		6,000,000
Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage		100.00%